Other Accounts Payable (Details) - Schedule of other accounts payable - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total		S/ 807,761	S/ 847,350
Current		705,442	754,981
Non-current		102,319	92,369
Advances received from customers [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[1]	365,730	322,680
Current	[1]	350,194	315,644
Non-current	[1]	15,536	7,036
Other taxes payable [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total		165,831	124,004
Current		137,819	112,737
Non-current		28,012	11,267
Salaries and other payable [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[2]	99,225	126,466
Current	[2]	99,225	126,466
Non-current	[2]
Consorcio Rio Mantaro - payables [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[3]	73,348	58,502
Current	[3]	34,560	58,502
Non-current	[3]	38,788
Consorcio Ductos del Sur - payable [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[4]	25,652	77,665
Current	[4]	12,921	29,242
Non-current	[4]	12,731	48,423
Guarantee deposits [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[5]	18,552	26,017
Current	[5]	18,552	26,017
Non-current	[5]
Share purchase agreement - Inversiones Sur [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[6]	15,280	15,992
Current	[6]	15,280
Non-current	[6]		15,992
Provision of interest for debt with suppliers [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[7]	9,344	25,253
Current	[7]	9,344	25,253
Non-current	[7]
Royalties payable [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[8]	9,303	5,668
Current	[8]	9,303	5,668
Non-current	[8]
Put option liability on Morelco acquisition [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total	[9]		27,986
Current	[9]		27,986
Non-current	[9]
Other accounts payables [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Total		25,496	37,117
Current		18,244	27,466
Non-current		S/ 7,252	S/ 9,651

[1]	Advances received from customers mainly correspond to the engineering and construction and real estate segments; and are deducted from invoicing in accordance with the terms of the agreements.
[2]	Salaries and profit sharing payable are classified as follows:
[3]	Obligations arising from arbitration awards at December 31, 2022 correspond to Empresa de Generacion Electrica Machupichu S.A. for S/38.1 million; Andritz Hydro S.A. for S/31.7 million; SEDAPAL S.A. for S/2.8 million; Programa Subsectorial de Irrigaciones - PSI for S/0.7 million (Andritz Hydro S.A. for S/58.5 million at December 31, 2021). During the years 2021 and 2022, as a result of those Abritation Awards, the Corporation recorded expenses for an amount of S/38.1 million and S/41.6 million, respectively, which is presented in the caption “Cost of sales and services” of the consolidated statement of income (Note 25.ii).
[4]	The other accounts payable of Consorcio Constructor Ductos del Sur corresponds to payment obligations to suppliers and main subcontractors for S/ 25.6 million (S/ 77.6 million as of December 31, 2021), assumed by the subsidiary Cumbra Peru S.A. as a result of the termination of operations of Gasoducto Sur Peruano S.A. (Note 14)
[5]	Correspond to withholdings from subcontractors to guarantee compliance with service contracts until completion of the work. As of December 31, 2022, the detail is composed of S/6.6 million in Cumbra Peru S.A.; S/2.5 million in Consorcio Inti Punku; S/2.5 million in Vial y Vives DSD; S/ 1.6 million in Unna Energia S.A.; S/ 4.1 million in Viva Negocio Inmobiliario S.A.C. and S/1.2 million in other minor. (for S/14.9 million in Cumbra Peru S.A.; S/1 million in Consorcio Inti Punku; S/4.7 million in Vial y Vives - DSD S.A.; S/ 1.8 million in Unna Energia S.A.; S/ 3.1 million in Viva Negocio Inmobiliario S.A.C. and S/0.5 million in other minor as of December 31, 2021).
[6]	Agreement signed between the Subsidiary Viva Inmobiliaria S.A. and Inversiones Sur S.A. regarding the purchase agreement of shares in the amount of US$4 million, maturing in 2023.
[7]	During 2016, GyM Chile S.P.A. acquired an additional 13.69% of shares in Vial y Vives - DSD S.A. at a total purchase price of S/ 51.1 million. As of December 31, 2022, the outstanding balance of this transaction amounts to S/ 9.3 million (S/ 25.3 million in 2021).
[8]	In compliance with the license agreement between Unna Energia S.A. and Perupetro S.A. for Lot III and Lot IV, payables corresponding to royalties were recorded as of December 31, 2022 totaling S/9.3 million (S/5.7 million as of December 31, 2021).
[9]	In 2021 Cumbra Peru S.A. renegotiated the terms of the put option agreement and in December 2021 acquired all non-controlling interest of Morelco, for US$ 15.4 million keeping an outstanding balance for US$7 million (equivalent to S/28 million). As a consequence of the liabilities renegotiation, Cumbra Peru S.A. recognized an income of S/70.3 million in ‘Other income and expenses’ (Note 27). As of December 31, 2022, Cumbra Peru S.A. settled all liabilities.